Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory

Inventory consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Bulk wine, spirits and cider	$99,718	$89,038
Bottled wine, spirits and cider	78,650	85,905
Bottling and packaging supplies	19,448	16,328
Nonwine inventory	1,452	831
Total inventories	$199,268	$192,102

Inventory consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Bulk wine, spirits and cider	$89,038	$119,333
Bottled wine, spirits and cider	85,905	90,083
Bottling and packaging supplies	16,328	10,482
Nonwine inventory	831	1,247
Total inventories	$192,102	$221,145

Inventory consists of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Bulk wine and spirits	$119,333	$124,944
Bottled wine and spirits	90,083	68,684
Bottling and packaging supplies	10,482	11,798
Nonwine inventory	1,247	1,032
Total inventories	$221,145	$206,458

Schedule of Property and Equipment

Property, plant and equipment consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Buildings and improvements	$146,581	$141,324
Land	26,079	36,215
Machinery and equipment	80,894	76,916
Cooperage	9,644	13,015
Vineyards	16,034	21,177
Furniture and fixtures	1,767	1,754
	280,999	290,401
Less accumulated depreciation and amortization	(76,893)	(71,697)
	204,106	218,704
Construction in progress	15,574	17,396
	$219,680	$236,100

Property, plant and equipment consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Buildings and improvements	$141,324	$129,288
Land	36,215	33,734
Machinery and equipment	76,916	58,227
Cooperage	13,015	10,551
Vineyards	21,177	21,364
Furniture and fixtures	1,754	1,343
	290,401	254,507
Less accumulated depreciation and amortization	(71,697)	(52,791)
	218,704	201,716
Construction in progress	17,396	11,957
	$236,100	$213,673

Property and equipment consists of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Buildings and improvements	$129,288	$95,270
Land	33,734	31,330
Machinery and equipment	58,227	35,935
Cooperage	10,551	11,074
Vineyards	21,364	19,478
Furniture and equipment	1,343	1,157
	254,507	194,244
Less accumulated depreciation and amortization	(52,791)	(44,568)
	201,716	149,676
Construction in progress	11,957	12,497
	$213,673	$162,173

Accrued Expenses And Other Current Liabilities

The major classes of accrued liabilities are summarized as follows:

(in thousands)	March 31, 2023	June 30, 2022
Accrued purchases	$12,499	$7,478
Accrued employee compensation	7,703	5,886
Other accrued expenses	5,247	7,115
Non related party accrued interest expense	623	429
Contingent consideration	3,979	2,204
Unearned Income	1,975	(949)
Captive insurance liabilities	2,299	2,041
Total Accrued liabilities and other payables	$34,325	$24,204

The major classes of accrued liabilities are summarized as follows:

(in thousands)	June 30, 2022	June 30, 2021
Accrued purchases	$7,478	$10,790
Accrued employee compensation	5,886	3,981
Other accrued expenses	7,115	6,754
Non related party accrued interest expense	429	202
Contingent consideration	2,204	2,151
Unearned Income	(949)	1,200
Captive insurance liabilities	2,041	-
Total Accrued liabilities and other payables	$24,204	$25,078

Accrued expenses consisted of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Accrued purchases	$10,790	$5,182
Accrued employee compensation	3,981	2,256
Other accrued expenses	6,754	2,308
Non related party accrued interest expense	112	1,442
Contingent consideration	2,151	967
Unearned Income	1,200	823
Accrued trade commissions	90	347
Total Accrued liabilities and other payables	$25,078	$13,325